Accounts and Other Receivables - Summary of Detailed Information of Accounts and Other Receivables (Detail) - HKD ($) $ in Thousands		Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Commission receivable from insurance brokerage		$ 1,577	$ 2,766	$ 4,104
Accounts receivable arising from the SpiderNet ecosystem solutions business		37,968	66,655
Total accounts receivable		39,545	69,421
Consideration receivables on disposal of financial assets at FVTPL		258,176
Prepayments	[1]	2,731	8,158
Note receivables	[2]	5,317	4,165
Other receivables		8,716	3,035
Deferred issue costs		14,970	7,970
Prepayment for subscription of bond instrument	[3]		11,452
Prepayments and other receivables		289,910	34,780
Current		329,455	88,584
Non-current			15,617
Accounts and Others Receivables		$ 329,455	$ 104,201

[1]	As of April 30, 2021 and 2022, prepayments mainly included employment incentive paid to the employees amounting to HK$6,852 and HK$1,541, respectively, which are paid at the beginning of the employment contracts, and repayable by the employees on a pro rata basis upon early termination of the employment contracts. Such amounts are amortized over the relevant period on a straight line basis accordingly.
[2]	As of April 30, 2021 and 2022, the amount represented note receivables from independent third parties. The balances are unsecured, carried at fixed interest rates ranged from 5% to 8% and have original maturity of 2 years.
[3]	As of April 30, 2021, AMTD Group, the ultimate holding company, made a prepayment of HK$11,452 on behalf of the Group to an independent third party to subscribe for its bond instrument. Such prepayment was transferred to AMTD Group to settle amount due to AMTD Group amounting to HK$11,452 during year ended April 30, 2022.